UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2
OMB APPROVAL
OMB Number: 3235-0456 Expires: March 31, 2012 Estimated average burden hours per response. . . . . . . . .2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:
ProFunds
7501 Wisconsin Avenue, Suite 1000
Bethesda, Maryland 20814

2. The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

[ ]

Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, NASDAQ-100 ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund,
Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund,
UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraNASDAQ-100 ProFund,
UltraInternational ProFund, UltraEmerging Markets ProFund, UltraLatin America ProFund, UltraChina ProFund, UltraJapan ProFund,
Bear ProFund, Short Small-Cap ProFund, Short NASDAQ-100 ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund,
UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund, UltraShort International ProFund,
UltraShort Emerging Markets ProFund, UltraShort Latin America ProFund, UltraShort China ProFund, UltraShort Japan ProFund,
Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund,
Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund,
Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund,
Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund,
Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund,Telecommunications UltraSector ProFund,
Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund,
U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund.

3. Investment Company Act File Number:	811-08239

Securities Act File Number:	333-28339

4(a). Last day of the fiscal year for which this Form is filed:

July 31, 2010

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal
		year pursuant to section 24(f):			$25,109,189,352

	(ii)	Aggregate price of securities redeemed or repurchased
		during the fiscal year:	$25,015,027,148

	(iii)	Aggregate price of securities redeemed or repurchased
		during any prior fiscal year ending no earlier than
		October 11, 1995 that were not previously used to reduce
		registration fees payable to the Commission:	$869,095,588

	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		–	$25,884,122,736

	(v)	Net sales - If item 5(i) is greater than item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:			$0

	(vi)	Redemption credits available for use in future years - if	–$774,933,384
		Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from
		Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x	0.0000713

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)]			$0.00
		(enter “0” if no fee is due):

6.	Prepaid shares
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before
October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: .

7.	Interest due. –	If this Form is being filed more than 90 days after the end of the issuers fiscal year
(see Instruction D):
$0

8.	Total of amount of the registration fee due plus any interest due [Line 5(viii) plus line 7]:

$0.00

9. Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
N/A

Method of Delivery:
[ ] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Christopher E. Sabato

Christopher E. Sabato, Treasurer

Date	October 12, 2010

* Please print the name and title of the signing officer below the signature.